ORGANIZATION AND BUSINESS (Details)	12 Months Ended
Jun. 30, 2026
Lead Real Estate Cayman Limited ("LRE Cayman") | CEO
ORGANIZATION AND BUSINESS
Percentage of direct or indirect economic ownership interest in Consolidated VIEs	100.00%
Lead Real Estate Global Co., Ltd ("LRE Dallas")
ORGANIZATION AND BUSINESS
Percentage of direct or indirect economic ownership interest in Subsidiaries	100.00%
Real Vision Co., Ltd. ("Real Vision")
ORGANIZATION AND BUSINESS
Percentage of direct or indirect economic ownership interest in Subsidiaries	100.00%
Lead Real Estate HK Co., Limited ("LRE HK")
ORGANIZATION AND BUSINESS
Percentage of direct or indirect economic ownership interest in Subsidiaries	100.00%
LRE Management Co., Ltd. (Formerly Sojiya Japan Co., Ltd.)
ORGANIZATION AND BUSINESS
Percentage of direct or indirect economic ownership interest in Subsidiaries	100.00%
GLOCALY Co., Ltd.
ORGANIZATION AND BUSINESS
Percentage of direct or indirect economic ownership interest in Subsidiaries	100.00%